CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 12,535,672	$ 87,771
Accounts Receivable	39,112	0
Inventories	1,265,593	1,147,345
Prepaid Expenses	107,761	59,244
Total Current Assets	13,948,138	1,294,360
Property and Equipment, Net	779,297	860,932
Other Assets
Deferred Financing Costs	363,403	421,077
Restricted Cash	452,004	336,963
Deposits	12,577	12,577
Total Other Assets	827,984	770,617
TOTAL ASSETS	15,555,419	2,925,909
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	1,058,671	1,303,414
Accrued expenses	747,079	537,705
Current Portion of Leasehold Improvement Loan	11,569	10,576
Notes Payable - Related Parties	0	450,000
Total Current Liabilities	1,817,319	2,301,695
Note Payable, Net of Debt Discount	3,773,524	0
Warrant Liability	229,345	0
End of Term Liability, Note Payable	106,000	0
Deferred Rent Liability	127,595	149,785
Leasehold Improvement Loan	77,890	88,613
TOTAL LIABILITIES	6,131,673	2,540,093
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred Stock - $0.001 par value, 8,221,678 and 10,000,000 shares authorized, 8,221,678 and 0 shares issued and outstanding with a liquidation preference of $31,959,545 and $0 at December 31, 2011 and 2012, respectively	0	8,222
Common Stock - $0.001 and $0.0001 par value at December 31, 2011 and 2012, respectively; 6,500,000 and 75,000,000 shares authorized, 518,908 and 5,871,002 shares issued and outstanding at December 31, 2011 and 2012, respectively	587	519
Additional paid-in capital	46,532,487	30,185,090
Accumulated Deficit	(37,109,328)	(29,808,015)
TOTAL STOCKHOLDERS' EQUITY	9,423,746	385,816
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 15,555,419	$ 2,925,909